Segmented Information	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [Abstract]
Segmented Information [Text Block]

27.  Segmented Information

The Company operates in one segment, the mining and sale of digital currencies. External revenues are attributed by geographical location, based on the country from which services are provided.

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$106,088,504	$106,088,504
Other revenue	-	-	-	-	228,714	228,714
	$-	$-	$-	$-	$106,317,218	$106,317,218

March 31, 2022	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$209,608,646	$209,608,646
Revenue from hosting	1,575,383	-	-	-	-	1,575,383
	$1,575,383	$-	$-	$-	$209,608,646	$211,184,029

The Company's plant and equipment are located in the following jurisdictions:

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$50,385,806	$31,544,383	$4,357,184	$-	$940,929	$87,228,302
ROU asset	4,157,475	6,682,914	-	-	132,794	10,973,183
	$54,543,281	$38,227,297	$4,357,184	$-	$1,073,723	$98,201,485

March 31, 2022	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$89,480,975	$84,501,305	$3,560,464	$-	$-	$177,542,744
ROU asset	5,370,052	7,036,748	-	-	181,082	12,587,882
	$94,851,027	$91,538,053	$3,560,464	$-	$181,082	$190,130,626